EARNINGS PER COMMON SHARE	6 Months Ended
Jul. 06, 2019
Earnings per share [abstract]
EARNINGS PER COMMON SHARE
EARNINGS PER COMMON SHARE

(US $ millions, except share and per share information, unless otherwise noted)	Q2 2019	Q2 2018	6 mos 2019	6 mos 2018
(Loss) earnings available to common shareholders	$(14)	$174	$(13)	$269
Common shares (millions):
Weighted average number of common shares outstanding	81.7	86.6	81.9	86.5
Dilutive stock options(1)	—	0.6	—	0.5
Diluted number of common shares	81.7	87.2	81.9	87.0
(Loss) earnings per common share:
Basic	$(0.17)	$2.01	$(0.16)	$3.11
Diluted	(0.17)	2.00	(0.16)	3.09

(1)
Applicable if dilutive and when the weighted average daily closing share price for the period was greater than the exercise price for stock options. For the quarter and year-to-date period, there were 0.7 million stock options (quarter and year-to-date period ended June 30, 2018 – nil) that were not taken into account in the calculation of diluted earnings per share because their effect was anti-dilutive.